Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 97.69%
Communication services: 6.59%
Diversified telecommunication services: 2.42%
Verizon Communications Incorporated	154,900	$ 8,565,970
Entertainment: 2.29%
Activision Blizzard Incorporated	85,100	8,136,411
Media: 1.88%
Omnicom Group Incorporated	96,900	6,659,937
Consumer discretionary: 6.23%
Household durables: 2.01%
Whirlpool Corporation	37,400	7,108,992
Textiles, apparel & luxury goods: 4.22%
Gildan Activewear Incorporated	308,900	9,381,293
HanesBrands Incorporated	314,900	5,570,581
		14,951,874
Consumer staples: 5.97%
Food products: 2.02%
General Mills Incorporated	130,000	7,151,300
Personal products: 1.99%
Unilever plc ADR	135,300	7,043,718
Tobacco: 1.96%
Philip Morris International Incorporated	82,900	6,965,258
Energy: 1.86%
Energy equipment & services: 0.98%
Schlumberger Limited	124,600	3,477,586
Oil, gas & consumable fuels: 0.88%
Exxon Mobil Corporation	57,400	3,120,838
Financials: 33.52%
Banks: 6.51%
JPMorgan Chase & Company	49,600	7,299,632
PNC Financial Services Group Incorporated	38,000	6,397,680
US Bancorp	187,300	9,365,000
		23,062,312
Capital markets: 9.97%
Brookfield Asset Management Incorporated Class A	272,200	10,983,270
Intercontinental Exchange Incorporated	49,300	5,438,283
State Street Corporation	137,100	9,976,767
The Charles Schwab Corporation	144,600	8,924,712
		35,323,032
Consumer finance: 2.47%
Synchrony Financial	226,400	8,757,152

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Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Diversified financial services: 2.54%
Berkshire Hathaway Incorporated Class B †	37,400	$ 8,995,074
Insurance: 12.03%
Alleghany Corporation	11,500	7,433,945
Arch Capital Group Limited †	260,900	9,345,438
Chubb Limited	54,800	8,909,384
Fidelity National Financial Incorporated	224,010	8,575,103
Progressive Corporation	58,050	4,989,398
The Allstate Corporation	31,500	3,357,900
		42,611,168
Health care: 12.76%
Health care equipment & supplies: 4.04%
Becton Dickinson & Company	29,300	7,065,695
Medtronic plc	62,000	7,252,140
		14,317,835
Health care providers & services: 6.00%
HCA Healthcare Incorporated	48,600	8,360,658
Laboratory Corporation of America Holdings †	21,800	5,230,038
UnitedHealth Group Incorporated	23,100	7,674,282
		21,264,978
Pharmaceuticals: 2.72%
Johnson & Johnson	60,700	9,618,522
Industrials: 17.08%
Air freight & logistics: 1.23%
United Parcel Service Incorporated Class B	27,600	4,356,108
Commercial services & supplies: 1.84%
IAA Incorporated †	111,000	6,507,930
Electrical equipment: 1.39%
AMETEK Incorporated	41,700	4,919,349
Industrial conglomerates: 1.76%
3M Company	35,700	6,249,642
Machinery: 5.08%
Colfax Corporation †	189,700	8,413,195
Snap-on Incorporated	13,610	2,764,327
Stanley Black & Decker Incorporated	17,960	3,140,126
Woodward Governor Company	32,300	3,689,306
		18,006,954
Professional services: 2.77%
Leidos Holdings Incorporated	110,800	9,800,260
Trading companies & distributors: 3.01%
AerCap Holdings NV †	221,500	10,671,870

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Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Information technology: 7.71%
Electronic equipment, instruments & components: 5.24%
Arrow Electronics Incorporated †	123,800	$ 12,412,188
TE Connectivity Limited	47,200	6,137,416
		18,549,604
IT services: 2.47%
Amdocs Limited	115,400	8,748,474
Materials: 2.61%
Chemicals: 1.14%
Axalta Coating Systems Limited †	147,600	4,035,384
Metals & mining: 1.47%
Reliance Steel & Aluminum Company	39,400	5,208,680
Real estate: 1.43%
Real estate management & development: 1.43%
CBRE Group Incorporated Class A †	66,800	5,061,436
Utilities: 1.93%
Gas utilities: 1.93%
Atmos Energy Corporation	81,010	6,854,256
Total Common stocks (Cost $237,638,054)		346,101,904

		Yield
Short-term investments: 3.49%
Investment companies: 3.49%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	12,347,638	12,347,638
Total Short-term investments (Cost $12,347,638)				12,347,638
Total investments in securities (Cost $249,985,692)	101.18%			358,449,542
Other assets and liabilities, net	(1.18)			(4,174,593)
Total net assets	100.00%			$354,274,949

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt

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Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$6,370,055	$86,159,789	$(80,182,206)	$0	$0	$12,347,638	3.49%	12,347,638	$5,074

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Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—February 28, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$23,362,318	$0	$0	$23,362,318
Consumer discretionary	22,060,866	0	0	22,060,866
Consumer staples	21,160,276	0	0	21,160,276
Energy	6,598,424	0	0	6,598,424
Financials	118,748,738	0	0	118,748,738
Health care	45,201,335	0	0	45,201,335
Industrials	60,512,113	0	0	60,512,113
Information technology	27,298,078	0	0	27,298,078
Materials	9,244,064	0	0	9,244,064
Real estate	5,061,436	0	0	5,061,436
Utilities	6,854,256	0	0	6,854,256
Short-term investments
Investment companies	12,347,638	0	0	12,347,638
Total assets	$358,449,542	$0	$0	$358,449,542
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

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